Revenue and Segment Information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) PerformanceObligations	Dec. 31, 2024 USD ($)
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue		$ 8,500,000
Upfront Payments		6,200,000
Revenue recognized		8,500,000
Accounts receivable		2,305,000	$ 0
Remaining upfront payment and other receivables		2,300,000
License [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue		8,500,000
Revenue recognized		8,500,000
Initial Supply [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue		0
Revenue recognized		$ 0
LaunXP International [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Upfront Payments	$ 10,000,000
Number of performance obligations | PerformanceObligations		2
Maximum amount of eligible for regulatory and other pre-commercial milestones	$ 50,000,000
Percentage of royalties on net product sales	11.00%